Accounts Payable and Accrued Expenses - Accrued Expenses (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ACCRUED LIABILITIES CURRENT [Abstract]
Accrued salaries	$ 6,610	$ 7,586
Taxes	3,816	4,705
Accrued fees	294	961
Accrued bond coupon	4,531	4,531
Other	149	275
Total accrued expenses	$ 15,400	$ 18,058